ENVIRONMENTAL MATTERS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about environment related disbursements [Abstract]
Disclosure of detailed information about environment related disbursements
As of December 31, 2021 and as of December 31, 2020 Arauco has made and / or has committed the following disbursements in major environmental projects:

12-31-2021		Disbursements undertaken 2021				Committed Disbursements
Company	Name of project	State of project	Amount ThU.S.$	Asset Expense	Asset/expense destination item	Amount ThU.S.$	Estimated date
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	19,802	Assets	Properties, plants and equipments	14,049	2022
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	Finished	248	Assets	Properties, plants and equipments	14	2022
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	410	Assets	Properties, plants and equipments	5,244	2022
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	11,860	Expenses	Operating costs	—	2022
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	10,367	Expenses	Operating costs	—	2022
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,856	Assets	Properties, plants and equipments	590	2022
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	921	Assets	Properties, plants and equipments	581	2022
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	585	Expenses	Operating costs	—	2022
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	423	Assets	Properties, plants and equipments	66	2022
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	618	Assets	Properties, plants and equipments	6	2022
Forestal Arauco S.A.	Environmental improvement studies	In process	1,280	Expenses	Administration expenses	504	2022
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	449	Assets	Properties, plants and equipments	16	—
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	1,096	Assets	Properties, plants and equipments	261	—
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	3,917	Assets	Properties, plants and equipments	10	—
Arauco North America, Inc	Environmental improvement studies	Finished	222	Assets	Properties, plants and equipments	—	—
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	205	Assets	Properties, plants and equipments	—	—
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	Finished	997	Assets	Properties, plants and equipments	—	—

		TOTAL	55,256			21,341

12-31-2020		Disbursements undertaken 2020				Committed Disbursements
Company	Name of project	State of project	Amount ThU.S.$	Asset Expense	Asset/expense destination item	Amount ThU.S.$	Estimated date
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	633	Assets	Properties, plants and equipments	979	2021
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	25,947	Assets	Properties, plants and equipments	27,215	2021
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	1,750	Expenses	Operating costs	—
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	2,443	Assets	Properties, plants and equipments	9,660	2021
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	Finished	10,693	Expenses	Operating costs	—	—
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	11,786	Expenses	Operating costs	—	—
Arauco Argentina S.A.	Construction emissary	In process	—	Assets	Properties, plants and equipments	697	2021
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	702	Assets	Properties, plants and equipments	10,368	2021
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	125	Assets	Properties, plants and equipments	560	2021
Arauco Argentina S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	1,453	Assets	Properties, plants and equipments	2,147	2021
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	178	Expenses	Operating costs	—	—
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	464	Expenses	Operating costs	—	—
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	230	Assets	Properties, plants and equipments	435	2021
Forestal Arauco S.A.	Environmental improvement studies	In process	324	Expenses	Administration expenses	105	2021
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	1,983	Assets	Properties, plants and equipments	836	2021
Celulosa y Energía Punta Pereira S.A.	Environmental improvement studies	Finished	221	Assets	Properties, plants and equipments	—	—
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	547	Assets	Properties, plants and equipments	—	—
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	667	Assets	Properties, plants and equipments	—	—
Forestal Los Lagos SpA.	Environmental improvement studies	In process	179	Expenses	Operating costs	69	2021
Arauco North America, Inc	Environmental improvement studies	In process	784	Assets	Properties, plants and equipments	—	—
Arauco North America, Inc	Environmental improvement studies	Finished	628	Assets	Properties, plants and equipments	—	—
Arauco Industria de México, S.A.de C.V.	Investment projects for the control and management solid industrial waste dumpsite for management of these in the future	Finished	223	Expenses	Operating costs	—	—

		TOTAL	61,960			53,071